Note 11. Stock Options: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Stock Options, Valuation Assumptions
	Six Months Ended June 30,
	2016	2015
Expected dividend yield	0.0%	0.0%
Weighted average volatility	282.3%	288.1%
Risk free interest rate	1.3 – 1.4%	1.9%
Expected term (in years)	7	7

	Year Ended December 31,
	2015	2014
Expected dividend yield	0.0%	0.0%
Weighted average volatility	287.4%	287.0%
Risk free interest rate	1.4 – 1.9%	2.2 - 2.8%
Expected term (in years)	7	7